                                GATEWAY VIT FUND

--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 2001




















                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                 (800) 354-6339
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                GATEWAY VIT FUND
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

The Gateway VIT Fund began its initial public offering of shares on November 6, 2001 at $10.00 per share. In its brief history from November 6 to December 31, 2001, the Fund delivered a total return of 1.90%.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund is an insurance-eligible version of the Gateway Fund and owns the 500 common stocks included in the S&P 500 Index. It is offered on a continuous basis to participating life insurance companies that offer variable life insurance and variable annuity contracts and to certain qualified retirement plans.

I look forward to our first full year of operation.


/s/ Patrick Rogers, CFA
Patrick Rogers, CFA
Portfolio Manager










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                                       1
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                                GATEWAY VIT FUND
                  Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

           Shares    COMMON STOCKS -100.0%                                                                 Value
           ------    CONSUMER DISCRETIONARY - 13.0%                                                        -----
              100    American Greetings Corporation - Class A                                    $         1,378
            5,200    AOL Time Warner Inc. (*)                                                            166,920
              150    AutoZone, Inc. (*)                                                                   10,770
              350    Bed Bath & Beyond Inc. (*)                                                           11,865
              250    Best Buy Co., Inc. (*)                                                               18,620
              150    Big Lots, Inc. (*)                                                                    1,560
              100    Black & Decker Corporation                                                            3,773
              100    Brunswick Corporation                                                                 2,176
              700    Carnival Corporation                                                                 19,656
               50    Centex Corporation                                                                    2,854
              250    Circuit City Stores - Circuit City Group                                              6,487
              700    Clear Channel Communications, Inc. (*)                                               35,637
            1,150    Comcast Corporation - Class A (*)                                                    41,400
              100    Cooper Tire & Rubber Company                                                          1,596
              550    Costco Wholesale Corporation (*)                                                     24,409
              200    Dana Corporation                                                                      2,776
              150    Darden Restaurants, Inc.                                                              5,310
              700    Delphi Automotive Systems Corporation                                                 9,562
              100    Dillard's, Inc. - Class A                                                             1,600
              400    Dollar General Corporation                                                            5,960
              100    Dow Jones & Company, Inc.                                                             5,473
              350    Eastman Kodak Company                                                                10,301
              200    Family Dollar Stores, Inc.                                                            5,996
              250    Federated Department Stores, Inc. (*)                                                10,225
            2,250    Ford Motor Company                                                                   35,370
              200    Fortune Brands, Inc.                                                                  7,918
              350    Gannett Co., Inc.                                                                    23,531
            1,050    Gap, Inc.                                                                            14,637
              700    General Motors Corporation                                                           34,020
              200    Goodyear Tire & Rubber Company                                                        4,762
              350    Harley-Davidson, Inc.                                                                19,009
              150    Harrah's Entertainment, Inc. (*)                                                      5,552
              200    Hasbro, Inc.                                                                          3,246
              450    Hilton Hotels Corporation                                                             4,914
            2,750    Home Depot, Inc.                                                                    140,278
              100    International Game Technology (*)                                                     6,830
              450    Interpublic Group of Companies, Inc.                                                 13,293
              300    J. C. Penney Company, Inc.                                                            8,070
              100    Johnson Controls, Inc.                                                                8,075
              100    Jones Apparel Group, Inc. (*)                                                         3,317
               50    KB HOME                                                                               2,005
              600    Kmart Corporation (*)                                                                 3,276
              100    Knight-Ridder, Inc.                                                                   6,493
              400    Kohl's Corporation (*)                                                               28,176

                                         See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
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                                             GATEWAY VIT FUND
                              Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------
       Shares                                                                                              Value
       ------                                                                                              -----
                 CONSUMER DISCRETIONARY (Continued)
          250    Leggett & Platt, Incorporated                                                    $        5,750
          550    Limited, Inc.                                                                             8,096
           50    Liz Claiborne Inc.                                                                        2,488
          950    Lowe's Companies, Inc.                                                                   44,090
          300    Marriott International, Inc. - Class A                                                   12,195
          550    Mattel, Inc.                                                                              9,460
          350    May Department Stores Company                                                            12,943
          100    Maytag Corporation                                                                        3,103
        1,600    McDonald's Corporation                                                                   42,352
          250    McGraw-Hill Companies, Inc.                                                              15,245
           50    Meredith Corporation                                                                      1,783
          200    New York Times Company - Class A                                                          8,650
          350    Newell Rubbermaid Inc.                                                                    9,650
          350    NIKE, Inc. - Class B                                                                     19,684
          150    Nordstrom, Inc.                                                                           3,035
          350    Office Depot, Inc. (*)                                                                    6,489
          250    Omnicom Group Inc.                                                                       22,337
           50    Pulte Homes, Inc.                                                                         2,233
          250    RadioShack Corporation                                                                    7,525
           50    Reebok International Ltd. (*)                                                             1,325
          400    Sears, Roebuck and Co.                                                                   19,056
          200    Sherwin-Williams Company                                                                  5,500
           50    Snap-on Incorporated                                                                      1,683
          100    Stanley Works                                                                             4,657
          550    Staples, Inc. (*)                                                                        10,285
          450    Starbucks Corporation (*)                                                                 8,572
          250    Starwood Hotels & Resorts Worldwide, Inc.                                                 7,462
        1,100    Target Corporation                                                                       45,155
          200    Tiffany & Co.                                                                             6,294
          350    TJX Companies, Inc.                                                                      13,951
          250    Toys R Us, Inc. (*)                                                                       5,185
          350    Tribune Company                                                                          13,100
          200    Tricon Global Restaurants, Inc. (*)                                                       9,840
          150    TRW Inc.                                                                                  5,556
           50    Tupperware Corporation                                                                      962
          250    Univision Communications Inc. - Class A (*)                                              10,115
          150    VF Corporation                                                                            5,851
        2,200    Viacom Inc. - Class B (*)                                                                97,130
          150    Visteon Corp.                                                                             2,256
        5,300    Wal-Mart Stores, Inc.                                                                   305,015
        2,450    Walt Disney Company                                                                      50,764
          150    Wendy's International, Inc.                                                               4,375
          100    Whirlpool Corporation                                                                     7,333
                                                                                                       ---------
                                                                                                       1,657,606
                                                                                                       ---------

                                      See accompanying notes to financial statements.
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                                GATEWAY VIT FUND
                  Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

        Shares                                                                                             Value
        ------                                                                                             -----
                 CONSUMER STAPLES -8.3%
           50    Adolph Coors Company - Class B                                                  $         2,670
           50    Alberto-Culver Company - Class B                                                          2,237
          500    Albertson's, Inc.                                                                        15,745
        1,100    Anheuser-Busch Companies                                                                 49,731
          800    Archer-Daniels-Midland Company                                                           11,480
          300    Avon Products, Inc.                                                                      13,950
          100    Brown-Forman Corporation - Class B                                                        6,260
          500    Campbell Soup Company                                                                    14,935
          300    Clorox Company                                                                           11,865
        2,950    Coca-Cola Company                                                                       139,093
          550    Coca-Cola Enterprises Inc.                                                               10,417
          700    Colgate-Palmolive Company                                                                40,425
          650    ConAgra Foods, Inc.                                                                      15,450
          500    CVS Corporation                                                                          14,800
          450    General Mills, Inc.                                                                      23,405
        1,300    Gillette Company                                                                         43,420
          450    H. J. Heinz Company                                                                      18,504
          150    Hershey Foods Corporation                                                                10,155
          500    Kellogg Company                                                                          15,050
          650    Kimberly-Clark Corporation                                                               38,870
        1,000    Kroger Co. (*)                                                                           20,870
          400    Pepsi Bottling Group, Inc.                                                                9,400
        2,200    PepsiCo, Inc.                                                                           107,118
        2,600    Philip Morris Companies Inc.                                                            119,210
        1,600    Procter & Gamble Company                                                                126,608
          600    Safeway Inc. (*)                                                                         25,050
          950    Sara Lee Corporation                                                                     21,118
          150    Supervalu, Inc.                                                                           3,318
          850    SYSCO Corporation                                                                        22,287
          700    Unilever NV - ADR                                                                        40,327
          200    UST Inc.                                                                                  7,000
        1,250    Walgreen Co.                                                                             42,075
          150    Winn-Dixie Stores, Inc.                                                                   2,138
          300    Wm. Wrigley Jr. Company                                                                  15,411
                                                                                                       ---------
                                                                                                       1,060,392
                                                                                                       ---------

                 ENERGY - 6.6%
          150    Allegheny Energy, Inc.                                                                    5,433
          100    Amerada Hess Corporation                                                                  6,250
          300    Anadarko Petroleum Corporation                                                           17,055
          165    Apache Corporation                                                                        8,230
          100    Ashland Inc.                                                                              4,608
          400    Baker Hughes Incorporated                                                                14,588
          250    Burlington Resources Inc.                                                                 9,385

                                          See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
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                                           GATEWAY VIT FUND
                              Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

        Shares                                                                                              Value
        ------                                                                                              -----
                 ENERGY (Continued)
        1,300    ChevronTexaco Corporation                                                        $       116,493
          750    Conoco Inc.                                                                               21,225
          150    Devon Energy Corporation                                                                   5,797
          400    Dynegy Inc. - Class A                                                                     10,200
          150    EOG Resources, Inc.                                                                        5,866
        8,400    Exxon Mobil Corporation                                                                  330,120
          550    Halliburton Company                                                                        7,205
          100    Kerr-McGee Corporation                                                                     5,480
          150    Kinder Morgan, Inc.                                                                        8,354
          400    Marathon Oil Corporation                                                                  12,000
          200    Nabors Industries, Inc. (*)                                                                6,866
          250    NiSource Inc.                                                                              5,765
          150    Noble Drilling Corporation (*)                                                             5,106
          450    Occidental Petroleum Corporation                                                          11,939
          450    Phillips Petroleum Company                                                                27,117
          100    Rowan Companies, Inc. (*)                                                                  1,937
        2,550    Royal Dutch Petroleum Company - ADR                                                      125,001
          700    Schlumberger Limited                                                                      38,465
          100    Sunoco, Inc.                                                                               3,734
          400    Transocean Sedco Forex Inc.                                                               13,528
          300    Unocal Corporation                                                                        10,821
                                                                                                        ---------
                                                                                                          838,568
                                                                                                        ---------
                 FINANCIALS -17.9%
          650    AFLAC Incorporated                                                                        15,964
          900    Allstate Corporation                                                                      30,330
          150    Ambac Financial Group, Inc.                                                                8,679
        1,650    American Express Company                                                                  58,888
        3,150    American International Group, Inc.                                                       250,110
          450    AmSouth Bancorporation                                                                     8,505
          300    Aon Corporation                                                                           10,656
        2,000    Bank of America Corporation                                                              125,900
          900    Bank of New York Company, Inc.                                                            36,720
        1,450    Bank One Corporation                                                                      56,623
          550    BB&T Corporation                                                                          19,860
          100    Bear Stearns Companies Inc.                                                                5,864
          250    Capital One Financial Corporation                                                         13,487
        1,700    Charles Schwab Corporation                                                                26,299
          250    Charter One Financial, Inc.                                                                6,787
          200    Chubb Corporation                                                                         13,800
          200    Cincinnati Financial Corporation                                                           7,630
        6,000    Citigroup Inc.                                                                           302,880
          200    Comerica Incorporated                                                                     11,460
          400    Conseco, Inc. (*)                                                                          1,784

                                          See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
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                                        5

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                                              GATEWAY VIT FUND
                                Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

           Shares                                                                                         Value
           ------                                                                                         -----
                     FINANCIALS (Continued)
              150    Countrywide Credit Industries, Inc.                                      $           6,145
              500    Equity Office Properties Trust                                                      15,040
              300    Equity Residential Properties Trust                                                  8,613
            1,250    Fannie Mae                                                                          99,375
              700    Fifth Third Bancorp                                                                 43,106
            1,350    FleetBoston Financial                                                               49,275
              350    Franklin Resources, Inc.                                                            12,344
              850    Freddie Mac                                                                         55,590
              200    Golden West Financial Corporation                                                   11,770
              300    Hartford Financial Services Group, Inc.                                             18,849
              550    Household International, Inc.                                                       31,867
              300    Huntington Bancshares Incorporated                                                   5,157
            2,400    J. P. Morgan Chase & Co.                                                            87,240
              200    Jefferson-Pilot Corporation                                                          9,254
              400    John Hancock Financial Services, Inc.                                               16,520
              500    KeyCorp                                                                             12,170
              300    Lehman Brothers Holdings Inc.                                                       20,040
              250    Lincoln National Corporation                                                        12,143
              250    Loews Corporation                                                                   13,845
              350    Marsh & McLennan Companies, Inc.                                                    37,608
              200    MBIA Inc.                                                                           10,726
            1,050    MBNA Corporation                                                                    36,960
              600    Mellon Financial Corporation                                                        22,572
            1,050    Merrill Lynch & Co., Inc.                                                           54,726
              900    MetLife, Inc.                                                                       28,512
              150    MGIC Investment Corporation                                                          9,258
            1,350    Morgan Stanley Dean Witter & Co.                                                    75,519
              750    National City Corporation                                                           21,930
              250    Northern Trust Corporation                                                          15,055
              350    PNC Financial Services Group, Inc.                                                  19,670
              100    Progressive Corporation                                                             14,930
              350    Providian Financial Corporation                                                      1,243
              300    Regions Financial Corporation                                                        9,012
              200    Robert Half International Inc. (*)                                                   5,340
              150    SAFECO Corporation                                                                   4,673
              400    SouthTrust Corporation                                                               9,868
              250    St. Paul Companies, Inc.                                                            10,993
              400    State Street Corporation                                                            20,900
              250    Stilwell Financial, Inc.                                                             6,805
              350    SunTrust Banks, Inc.                                                                21,945
              350    Synovus Financial Corp.                                                              8,768
              150    T. Rowe Price Group Inc.                                                             5,209
              150    Torchmark Corporation                                                                5,899
              150    Union Planters Corporation                                                           6,769

                                         See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
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                                        6

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

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                                             GATEWAY VIT FUND
                                Portfolio of Investments - December 31, 2001
---------------------------------------------------------------------------------------------------------------------

        Shares                                                                                                Value
        ------                                                                                                -----
                 FINANCIALS (Continued)
          300    UnumProvident Corporation                                                        $           7,953
        2,350    U. S. Bancorp                                                                               49,186
          200    USA Education Inc.                                                                          16,804
        1,750    Wachovia Corporation                                                                        54,880
        1,100    Washington Mutual, Inc.                                                                     35,970
        2,100    Wells Fargo & Company                                                                       91,245
          150    XL Capital Ltd. - Class A                                                                   13,704
          100    Zions Bancorporation                                                                         5,258
                                                                                                          ---------
                                                                                                          2,280,459
                                                                                                          ---------
                 HEALTH CARE - 14.5%
        1,900    Abbott Laboratories                                                                        105,925
          200    Aetna Inc.                                                                                   6,598
          150    Allergan, Inc.                                                                              11,257
        1,600    American Home Products Corporation                                                          98,176
          150    AmerisourceBergen Corporation                                                                9,532
        1,300    Amgen Inc. (*)                                                                              73,372
          250    Applera Corp. - Applied Biosystems Group                                                     9,817
           50    Bausch & Lomb Incorporated                                                                   1,883
          750    Baxter International Inc.                                                                   40,222
          300    Becton, Dickinson and Company                                                                9,945
          200    Biogen, Inc. (*)                                                                            11,470
          350    Biomet, Inc.                                                                                10,815
          500    Boston Scientific Corporation (*)                                                           12,060
        2,400    Bristol-Myers Squibb Company                                                               122,400
           50    C. R. Bard, Inc.                                                                             3,225
          550    Cardinal Health, Inc.                                                                       35,563
          250    Chiron Corporation (*)                                                                      10,960
          200    CIGNA Corporation                                                                           18,530
        1,400    Eli Lilly and Company                                                                      109,956
          200    Forest Laboratories, Inc. (*)                                                               16,390
          200    Genzyme Corporation (*)                                                                     11,972
          400    Guidant Corporation (*)                                                                     19,920
          650    HCA Inc.                                                                                    25,051
          300    Health Management Associates, Inc. - Class A (*)                                             5,520
          500    HEALTHSOUTH Corporation (*)                                                                  7,410
          200    Humana Inc. (*)                                                                              2,358
          650    Immunex Corporation (*)                                                                     18,012
        3,650    Johnson & Johnson                                                                          215,715
          300    King Pharmaceuticals Inc. (*)                                                               12,639
          150    Manor Care, Inc. (*)                                                                         3,557
          350    McKesson Corporation                                                                        13,090
          250    MedImmune, Inc. (*)                                                                         11,588
        1,500    Medtronic Inc.                                                                              76,815

                                          See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------
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                                        7

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
-----------------------------------------------------------------------------------------------------------------
                                                GATEWAY VIT FUND
                                  Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

        Shares                                                                                                 Value
        ------                                                                                                 -----
                 HEALTH CARE (Continued)
        2,700    Merck & Co., Inc.                                                               $           158,760
        7,700    Pfizer Inc.                                                                                 306,845
        1,600    Pharmacia Corporation                                                                        68,240
          150    Quintiles Transnational Corp. (*)                                                             2,412
        1,800    Schering-Plough Corporation                                                                  64,458
          100    St. Jude Medical, Inc. (*)                                                                    7,765
          250    Stryker Corporation                                                                          14,593
          400    Tenet Healthcare Corporation (*)                                                             23,488
          400    UnitedHealth Group Incorporated                                                              28,308
          150    Watson Pharmaceuticals, Inc. (*)                                                              4,709
          100    Wellpoint Health Networks Inc. (*)                                                           11,685
          250    Zimmer Holdings, Inc. (*)                                                                     7,635
                                                                                                           ---------
                                                                                                           1,840,641
                                                                                                           ---------
                 INDUSTRIALS - 11.4%
          250    Allied Waste Industries, Inc. (*)                                                             3,515
          250    American Power Conversion Corporation (*)                                                     3,615
          200    AMR Corporation (*)                                                                           4,434
          750    Automatic Data Processing, Inc.                                                              44,175
          150    Avery Dennison Corporation                                                                    8,479
        1,050    Boeing Company                                                                               40,719
          500    Burlington Northern Santa Fe Corporation                                                     14,265
          400    Caterpillar Inc.                                                                             20,900
        1,200    Cendant Corporation (*)                                                                      23,532
          200    Cintas Corporation                                                                            9,678
          600    Concord EFS, Inc. (*)                                                                        19,668
          200    Convergys Corporation (*)                                                                     7,498
          100    Cooper Industries, Inc.                                                                       3,492
           50    Crane Co.                                                                                     1,282
          250    CSX Corporation                                                                               8,762
           50    Cummins, Inc.                                                                                 1,927
          200    Danaher Corporation                                                                          12,062
          300    Deere & Company                                                                              13,098
          150    Delta Air Lines, Inc.                                                                         4,389
          100    Deluxe Corporation                                                                            4,158
          250    Dover Corporation                                                                             9,268
          100    Eaton Corporation                                                                             7,441
          150    Ecolab Inc.                                                                                   6,038
          550    Emerson Electric Co.                                                                         31,405
          200    Equifax Inc.                                                                                  4,830
          400    FedEx Corp. (*)                                                                              20,752
          500    First Data Corporation                                                                       39,225
          250    Fiserv, Inc. (*)                                                                             10,580
          100    Fluor Corporation                                                                             3,740

                                          See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------
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                                        8

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
------------------------------------------------------------------------------------------------------------------------
                                              GATEWAY VIT FUND
                                Portfolio of Investments - December 31, 2001
------------------------------------------------------------------------------------------------------------------------
        Shares                                                                                                    Value
        ------                                                                                                    -----
                 INDUSTRIALS (Continued)
          250    General Dynamics Corporation                                                     $              19,910
       12,000    General Electric Company                                                                       480,960
          200    Genuine Parts Company                                                                            7,340
          150    Goodrich Corporation                                                                             3,993
          200    H&R Block, Inc.                                                                                  8,940
        1,000    Honeywell International Inc.                                                                    33,820
          350    Illinois Tool Works Inc.                                                                        23,702
          350    IMS Health Incorporated                                                                          6,829
          200    Ingersoll-Rand Company                                                                           8,362
          100    ITT Industries, Inc.                                                                             5,050
          550    Lockheed Martin Corporation                                                                     25,669
          550    Masco Corporation                                                                               13,475
          100    McDermott International, Inc. (*)                                                                1,227
          500    Minnesota Mining and Manufacturing Company                                                      59,105
          250    Molex Incorporated                                                                               7,738
          200    Moody's Corporation                                                                              7,972
           50    Navistar International Corporation (*)                                                           1,975
          450    Norfolk Southern Corporation                                                                     8,249
          100    Northrop Grumman Corporation                                                                    10,081
          100    PACCAR Inc.                                                                                      6,562
          150    Pall Corporation                                                                                 3,609
          150    Parker-Hannifin Corporation                                                                      6,887
          450    Paychex, Inc.                                                                                   15,768
          300    Pitney Bowes Inc.                                                                               11,283
          100    Power-One, Inc. (*)                                                                              1,041
          150    R. R. Donnelley & Sons Company                                                                   4,454
          450    Raytheon Company                                                                                14,611
          250    Rockwell Collins                                                                                 4,875
          250    Rockwell International Corporation                                                               4,465
           50    Ryder System, Inc.                                                                               1,107
          150    Sabre Holdings Corporation (*)                                                                   6,352
          950    Southwest Airlines Co.                                                                          17,556
          150    Textron Inc.                                                                                     6,219
          200    Thermo Electron Corporation (*)                                                                  4,772
           50    Thomas & Betts Corporation (*)                                                                   1,057
        2,400    Tyco International Ltd.                                                                        141,360
          300    Union Pacific Corporation                                                                       17,100
          600    United Technologies Corporation                                                                 38,778
          100    US Airways Group, Inc. (*)                                                                         634
          100    W. W. Grainger, Inc.                                                                             4,800
          750    Waste Management, Inc.                                                                          23,932
                                                                                                              ---------
                                                                                                              1,454,546
                                                                                                              ---------

                                       See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                              GATEWAY VIT FUND
                                Portfolio of Investments - December 31, 2001
-----------------------------------------------------------------------------------------------------------------

     Shares                                                                                               Value
     ------                                                                                               -----
                     INFORMATION TECHNOLOGY - 17.4%
              950    ADC Telecommunications, Inc. (*)                                           $         4,370
              300    Adobe Systems Incorporated                                                           9,315
              400    Advanced Micro Devices, Inc. (*)                                                     6,344
              550    Agilent Technologies, Inc. (*)                                                      15,681
              500    Altera Corporation (*)                                                              10,610
              450    Analog Devices, Inc. (*)                                                            19,975
              100    Andrew Corporation (*)                                                               2,189
              450    Apple Computer, Inc. (*)                                                             9,855
            1,000    Applied Materials, Inc. (*)                                                         40,100
              350    Applied Micro Circuits Corporation (*)                                               3,962
               50    Autodesk, Inc.                                                                       1,863
              350    Avaya Inc. (*)                                                                       4,252
              300    BMC Software, Inc. (*)                                                               4,911
              400    CIENA Corporation (*)                                                                5,724
            8,800    Cisco Systems, Inc. (*)                                                            159,368
              250    Citrix Systems, Inc. (*)                                                             5,665
            2,100    Compaq Computer Corporation                                                         20,496
              700    Computer Associates International, Inc.                                             24,143
              200    Computer Sciences Corporation (*)                                                    9,796
              450    Compuware Corporation (*)                                                            5,305
              250    Comverse Technology, Inc. (*)                                                        5,592
              300    Conexant Systems, Inc. (*)                                                           4,308
            1,150    Corning Incorporated (*)                                                            10,258
            3,100    Dell Computer Corporation (*)                                                       84,258
              600    Electronic Data Systems Corporation                                                 41,130
            2,600    EMC Corporation (*)                                                                 34,944
              400    Gateway, Inc. (*)                                                                    3,216
            2,400    Hewlett-Packard Company                                                             49,296
            8,100    Intel Corporation                                                                  254,745
            2,150    International Business Machines Corporation                                        260,064
              250    Intuit Inc. (*)                                                                     10,690
              250    Jabil Circuit, Inc. (*)                                                              5,680
            1,600    JDS Uniphase Corporation (*)                                                        13,968
              250    KLA-Tencor Corporation (*)                                                          12,390
              150    Lexmark International, Inc. (*)                                                      8,850
              400    Linear Technology Corporation                                                       15,616
              450    LSI Logic Corporation (*)                                                            7,101
            4,100    Lucent Technologies Inc. (*)                                                        25,789
              400    Maxim Integrated Products, Inc. (*)                                                 21,004
              100    Mercury Interactive Corporation (*)                                                  3,398
              750    Micron Technology, Inc. (*)                                                         23,250
            6,500    Microsoft Corporation (*)                                                          430,755
               50    Millipore Corporation                                                                3,035
            2,600    Motorola, Inc.                                                                      39,052

                                         See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                             GATEWAY VIT FUND
                               Portfolio of Investments - December 31, 2001
----------------------------------------------------------------------------------------------------------------------

        Shares                                                                                                Value
        ------                                                                                                -----
                 INFORMATION TECHNOLOGY (Continued)
          200    National Semiconductor Corporation (*)                                          $            6,158
          100    NCR Corporation (*)                                                                          3,686
          400    Network Appliance, Inc. (*)                                                                  8,748
        3,800    Nortel Networks Corporation (*)                                                             28,500
          450    Novell, Inc. (*)                                                                             2,066
          150    Novellus Systems, Inc. (*)                                                                   5,918
          200    NVIDIA Corporation (*)                                                                      13,380
        6,700    Oracle Corporation (*)                                                                      92,527
          700    Palm, Inc. (*)                                                                               2,716
          350    Parametric Technology Corporation (*)                                                        2,734
          350    PeopleSoft, Inc. (*)                                                                        14,070
          100    PerkinElmer, Inc.                                                                            3,502
          200    PMC-Sierra, Inc. (*)                                                                         4,252
          100    QLogic Corporation (*)                                                                       4,451
          950    QUALCOMM Incorporated (*)                                                                   47,975
          400    Sanmina - SCI Corporation (*)                                                                7,960
          150    Sapient Corporation (*)                                                                      1,158
          200    Scientific-Atlanta, Inc.                                                                     4,788
          550    Siebel Systems, Inc. (*)                                                                    15,389
          800    Solectron Corporation (*)                                                                    9,024
        3,800    Sun Microsystems, Inc. (*)                                                                  46,892
          300    Symbol Technologies, Inc.                                                                    4,764
          100    Tektronix, Inc. (*)                                                                          2,578
          500    Tellabs, Inc. (*)                                                                            7,515
          200    Teradyne, Inc. (*)                                                                           6,028
        2,150    Texas Instruments Incorporated                                                              60,200
          150    TMP Software Inc. (*)                                                                        6,435
          400    Unisys Corporation (*)                                                                       5,016
          500    VERITAS Software Corporation (*)                                                            22,410
          250    Vitesse Semiconductor Corporation (*)                                                        3,115
          850    Xerox Corporation (*)                                                                        8,857
          400    Xilinx, Inc. (*)                                                                            15,620
          700    Yahoo! Inc. (*)                                                                             12,418
                                                                                                          ---------
                                                                                                          2,213,163
                                                                                                          ---------
                 MATERIALS -2.6%
          300    Air Products and Chemicals, Inc.                                                            14,073
          400    Alcan Inc.                                                                                  14,372
        1,050    Alcoa Inc.                                                                                  37,327
          100    Allegheny Technologies Incorporated                                                          1,675
           50    Ball Corporation                                                                             3,535
          659    Barrick Gold Corporation                                                                    10,511
           50    Bemis Company, Inc.                                                                          2,459
           50    Boise Cascade Corporation                                                                    1,700

                                          See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               GATEWAY VIT FUND
                                  Portfolio of Investments - December 31, 2001
----------------------------------------------------------------------------------------------------------------------

        Shares                                                                                                   Value
        ------                                                                                                   -----
                 MATERIALS (Continued)
        1,100    Dow Chemical Company                                                           $               37,158
        1,300    E. I. du Pont de Nemours and Company                                                           55,263
          100    Eastman Chemical Company                                                                        3,902
          150    Engelhard Corporation                                                                           4,152
           50    FMC Corporation (*)                                                                             2,975
          200    Freeport-McMoRan Copper & Gold, Inc. - Class B (*)                                              2,678
          300    Georgia-Pacific Group                                                                           8,283
           50    Great Lakes Chemical Corporation                                                                1,214
          150    Hercules Incorporated (*)                                                                       1,500
          200    Inco Limited (*)                                                                                3,388
          100    International Flavors & Fragrances Inc.                                                         2,971
          600    International Paper Company                                                                    24,210
          150    Louisiana-Pacific Corporation (*)                                                               1,266
          100    Mead Corporation                                                                                3,089
          250    Newmont Mining Corporation                                                                      4,778
          100    Nucor Corporation                                                                               5,296
          200    Pactiv Corporation (*)                                                                          3,550
          100    Phelps Dodge Corporation (*)                                                                    3,240
          400    Placer Dome Inc.                                                                                4,364
          200    PPG Industries, Inc.                                                                           10,344
          200    Praxair, Inc.                                                                                  11,050
          250    Rohm and Haas Company                                                                           8,658
          100    Sealed Air Corporation (*)                                                                      4,082
          100    Sigma-Aldrich Corporation                                                                       3,941
           50    Temple-Inland Inc.                                                                              2,837
          100    United States Steel Corporation                                                                 1,811
          100    Vulcan Materials Company                                                                        4,794
          100    Westvaco Corporation                                                                            2,845
          250    Weyerhaeuser Company                                                                           13,520
          150    Willamette Industries, Inc.                                                                     7,818
          100    Worthington Industries, Inc.                                                                    1,420
                                                                                                             ---------
                                                                                                               332,049
                                                                                                             ---------

                 TELECOMMUNICATION SERVICES - 5.5%
          400    ALLTEL Corporation                                                                             24,692
        4,200    AT&T Corp.                                                                                     76,188
        3,000    AT&T Wireless Services Inc. (*)                                                                43,110
        2,300    BellSouth Corporation                                                                          87,745
          300    Broadcom Corporation - Class A (*)                                                             12,294
          150    CenturyTel, Inc.                                                                                4,920
          350    Citizens Communications Company (*)                                                             3,731
          950    Nextel Communications, Inc. - Class A (*)                                                      10,412
        2,050    Qwest Communications International Inc.                                                        28,967
        4,050    SBC Communications Inc.                                                                       158,638

                                          See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               GATEWAY VIT FUND
                               Portfolio of Investments - December 31, 2001
----------------------------------------------------------------------------------------------------------------------

        Shares                                                                                                 Value
        ------                                                                                                 -----
                 TELECOMMUNICATION SERVICES (Continued)
        1,100    Sprint Corp. - FON Group                                                        $            22,088
        1,150    Sprint Corp. - PCS Group (*)                                                                 28,071
        3,250    Verizon Communications Inc.                                                                 154,245
        3,500    WorldCom, Inc - WorldCom Group (*)                                                           49,280
                                                                                                          ----------
                                                                                                             704,381
                                                                                                          ----------
                 UTILITIES - 2.8%
          650    AES Corporation (*)                                                                          10,627
          150    Ameren Corporation                                                                            6,345
          400    American Electric Power Company, Inc.                                                        17,412
          350    Calpine Corporation (*)                                                                       5,876
          200    Cinergy Corp.                                                                                 6,686
          150    CMS Energy Corporation                                                                        3,604
          250    Consolidated Edison, Inc.                                                                    10,090
          200    Constellation Energy Group                                                                    5,310
          300    Dominion Resources, Inc.                                                                     18,030
          200    DTE Energy Company                                                                            8,388
          950    Duke Energy Corporation                                                                      37,297
          400    Edison International (*)                                                                      6,040
          650    El Paso Corporation                                                                          28,997
          250    Entergy Corporation                                                                           9,778
          400    Exelon Corporation                                                                           19,152
          350    FirstEnergy Corp.                                                                            12,243
          200    FPL Group, Inc.                                                                              11,280
          150    KeySpan Corporation                                                                           5,198
          400    Mirant Corporation (*)                                                                        6,408
          200    Niagara Mohawk Holdings Inc. (*)                                                              3,546
           50    NICOR Inc.                                                                                    2,082
           50    Peoples Energy Corporation                                                                    1,897
          500    PG&E Corporation (*)                                                                          9,620
          100    Pinnacle West Capital Corporation                                                             4,185
          200    PPL Corporation                                                                               6,970
          250    Progress Energy, Inc.                                                                        11,258
          250    Public Service Enterprise Group Incorporated                                                 10,547
          350    Reliant Energy, Incorporated                                                                  9,282
          250    Sempra Energy                                                                                 6,137
          850    Southern Company                                                                             21,547
          150    TECO Energy, Inc.                                                                             3,936
          300    TXU Corporation                                                                              14,145
          650    Williams Companies, Inc.                                                                     16,588
          400    Xcel Energy, Inc.                                                                            11,096
                                                                                                          ----------
                                                                                                             361,597
                                                                                                          ----------
                    Total common stocks (cost $12,445,671)                                                12,743,402
                                                                                                          ----------
                                      See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                   GATEWAY VIT FUND
                                    Portfolio of Investments - December 31, 2001
----------------------------------------------------------------------------------------------------------------------

           Contracts                                                                                       Value
           ---------                                                                                       -----
                        PUT OPTIONS - 0.2%
                 111    On S&P 500 Index expiring January 19, 2002 at 1025 (cost $102,379)    $           20,258
                                                                                                      ----------
          Par Value
          ---------
                        U. S. GOVERNMENT AGENCY DISCOUNT NOTES - 2.2%
          $  276,000    Federal Agricultural Mortgage Corporation, due January 2, 2002
                         (amortized cost 275,990)                                                        275,990
                                                                                                      ----------
                         Total common stocks, put options and U. S. Government Agency
                            discount notes - 102.4%                                                   13,039,650
                                                                                                      ----------
           Contracts
           ---------
                      CALL OPTIONS - (2.5%) (**)
                      (28)    On S&P 500 Index expiring January 19, 2002 at 1125                         (89,460)
                      (27)    On S&P 500 Index expiring January 19, 2002 at 1150                         (49,275)
                      (11)    On S&P 500 Index expiring February 16, 2002 at 1125                        (52,635)
                      (30)    On S&P 500 Index expiring February 16, 2002 at 1150                        (97,050)
                      (15)    On S&P 500 Index expiring February 16, 2002 at 1175                        (30,225)
                                                                                                      ----------
                         Total call options outstanding (premiums received $436,820)                    (318,645)
                                                                                                      ----------
                      OTHER ASSETS AND LIABILITIES, NET - 0.1%                                            15,045
                                                                                                      ----------
                      NET ASSETS - 100.0%                                                       $     12,736,050
                                                                                                      ==========

                      (*)   Non-income producing.
                      (**) The aggregate value of investments that covers outstanding call options is $12,743,402.


                      ADR - American Depository Receipt.


                                 See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                 GATEWAY VIT FUND
                               Statement of Assets and Liabilities - December 31, 2001
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Common stocks, at value (cost $12,445,671)                                                           $       12,743,402
Put options, at value (cost $102,379)                                                                            20,258
U. S. Government Agency discount notes (amortized cost $275,990)                                                275,990
Cash                                                                                                                764
Dividends receivable                                                                                             12,810
Other assets                                                                                                      8,876
                                                                                                             ----------
   Total assets                                                                                              13,062,100
                                                                                                             ----------
LIABILITIES:
Call options outstanding, at value (premiums received $436,820)                                                 318,645
Other accrued expenses and liabilities                                                                            7,405
                                                                                                             ----------
   Total liabilities                                                                                            326,050
                                                                                                             ----------
NET ASSETS                                                                                           $       12,736,050
                                                                                                             ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                                                      $       12,513,126
Undistributed net investment income                                                                                  97
Accumulated net realized loss on investment transactions                                                       (110,958)
Net unrealized appreciation on investments                                                                      333,785
                                                                                                             ----------
   Net assets                                                                                        $       12,736,050
                                                                                                             ==========
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                                         1,251,285
                                                                                                             ==========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                                                        $            10.18
                                                                                                             ==========

                                       See accompanying notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                            GATEWAY VIT FUND
                    Statement of Operations - For the Period Ended December 31, 2001 (1)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                             $            26,685
Interest                                                                                            4,525
                                                                                               ----------
   Total investment income                                                                         31,210
                                                                                               ----------
EXPENSES:
Investment advisory and management fees                                                             9,493
Custodian fees                                                                                      7,230
Registration fees                                                                                   3,125
Professional fees                                                                                   2,714
Trustees' fees                                                                                      2,100
Standard & Poor's licensing fees                                                                    1,667
Insurance expense                                                                                     362
Other expenses                                                                                        668
                                                                                               ----------
   Total expenses                                                                                  27,359
Fees waived                                                                                        (8,372)
                                                                                               ----------
   Net operating expenses                                                                          18,987
                                                                                               ----------
NET INVESTMENT INCOME                                                                              12,223
                                                                                               ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED LOSS ON INVESTMENT TRANSACTIONS:
Common stocks                                                                                      (6,855)
Call options expired and closed                                                                   (30,565)
Put options expired and closed                                                                    (73,538)
                                                                                               ----------
   Net realized loss on investment transactions                                                  (110,958)
                                                                                               ----------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                                                     297,731
Call options                                                                                      118,175
Put options                                                                                       (82,121)
                                                                                               ----------
   Net change in unrealized appreciation/depreciation on investments                              333,785
                                                                                               ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                   222,827
                                                                                               ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                            $           235,050
                                                                                               ==========
(1) Represents the period from the initial public offering of shares (November
6, 2001) through December 31, 2001.


                       See accompanying notes to financial statements.
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                GATEWAY VIT FUND
                       Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------

                                                                                Period Ended
                                                                                December 31,
                                                                                  2001 (1)
                                                                                -------------
FROM OPERATIONS:
Net investment income                                                           $     12,223
Net realized loss on investment transactions                                        (110,958)
Net change in unrealized appreciation/depreciation on investments                    333,785
                                                                                ------------
   Net increase in net assets from operations                                        235,050
                                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                           (12,126)
                                                                                ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                         12,400,000
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                      12,126
                                                                                ------------
   Net increase in net assets from Fund share transactions                        12,412,126
                                                                                ------------
NET INCREASE IN NET ASSETS                                                        12,635,050

NET ASSETS:
Beginning of period                                                                  101,000
                                                                                ------------
End of period                                                                   $ 12,736,050
                                                                                ============
UNDISTRIBUTED NET INVESTMENT INCOME                                             $         97
                                                                                ============
FUND SHARE TRANSACTIONS:
Shares sold                                                                        1,240,000
Shares issued in reinvestment of distributions to shareholders                         1,185
                                                                                ------------
   Net increase in Fund shares outstanding                                         1,241,185
Shares outstanding, beginning of period                                               10,100
                                                                                ------------
Shares outstanding, end of period                                                  1,251,285
                                                                                ============
(1) Represents the period from the initial public offering of shares (November
    6, 2001) through December 31, 2001.


                 See accompanying notes to financial statements.


-----------------------------------------------------------------------------------------------
                                GATEWAY VIT FUND
 Financial Highlights - Per Share Data for a Share Outstanding Throughout the Period
-----------------------------------------------------------------------------------------------

                                                                          Period Ended
                                                                          December 31,
                                                                            2001 (1)
                                                                     --------------------

BEGINNING NET ASSET VALUE                                            $             10.00
                                                                            ------------
INVESTMENT OPERATIONS:
Net investment income                                                               0.01
Net gain on investments                                                             0.18
                                                                            ------------
   Total from investment operations                                                 0.19
                                                                            ------------
DISTRIBUTIONS:
Dividends from net investment income                                               (0.01)
                                                                            ------------
ENDING NET ASSET VALUE                                               $             10.18
                                                                            ============
TOTAL RETURN                                                                        1.90% (2)

ENDING NET ASSETS (000's)                                            $            12,736

AVERAGE NET ASSETS RATIOS:
Net expenses                                                                        1.00% (3)
Net investment income                                                               0.64% (3)

PORTFOLIO TURNOVER RATE                                                                0%

(1) Represents the period from the initial public offering of shares (November
    6, 2001) through December 31, 2001.
(2) Unannualized.
(3) Annualized.


                 See accompanying notes to financial statements.
-----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                GATEWAY VIT FUND
                Notes to Financial Statements - December 31, 2001
-------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust organized pursuant to an Agreement and Declaration of Trust dated May 11, 2001. The Trust, registered under the Investment Company Act of 1940, is authorized to establish and operate one or more separate series of mutual funds and is currently offering a single series of shares called the Gateway VIT Fund (the
Fund). Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. The Fund is a diversified, open-ended management investment company.

On October 26, 2001, the initial 100 shares of the Fund were issued to Gateway Investment Advisers, L.P. (the Adviser) for $10.00 per share. On October 29, 2001, another 10,000 shares of the Fund were issued to Transamerica Life Insurance Company for $10.00 per share. The Fund began its initial public offering of shares on November 6, 2001. At December 31, 2001, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 28, 2001, the Fund declared and paid an ordinary income dividend of $12,126 or $0.0097 per share to shareholders of record on December 27, 2001.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                GATEWAY VIT FUND
                Notes to Financial Statements - December 31, 2001
-------------------------------------------------------------------------------

At December 31, 2001, on a tax basis, the Fund had undistributed ordinary income of $97; a net capital loss carryforward expiring December 31, 2009 of $74,904; and, based on a $12,147,284 tax cost of common stocks and options, gross unrealized appreciation of $559,876 and gross unrealized depreciation of $262,145. The difference between the book basis and tax basis of distributable earnings resulted from the tax recognition of net unrealized appreciation on open option contracts at December 31, 2001. There were no differences between the book basis and tax basis of distributions paid for the period ended December 31, 2001.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets, the Adviser has contractually agreed through December 31, 2002, to waive all or a portion of its fee as necessary to limit the Fund's net expenses to this level. Accordingly, for the period ended December 31, 2001, the Adviser waived investment advisory and management fees of $8,372.

3.   INVESTMENT TRANSACTIONS
For the period ended December 31, 2001, cost of purchases of investment securities (excluding short-term investments) totaled $12,468,235 and proceeds from sales totaled $15,709.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the period ended December 31, 2001, transactions in written options were as follows:

                                                  Contracts         Premiums
                                                  ---------         --------
               Options written                      258           $1,205,010
               Options exercised                   (147)            (768,190)
                                                   ----           ----------
               Outstanding at December 31, 2001     111           $  436,820
                                                   ====           ==========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                GATEWAY VIT FUND
                    Report of Independent Public Accountants
-------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway VIT Fund of The Gateway Variable Insurance Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway VIT Fund of The Gateway Variable Insurance Trust (the Trust) as of December 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway VIT Fund of The Gateway Variable Insurance Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated thereon, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio,
January 17, 2002




-------------------------------------------------------------------------------

                                GATEWAY VIT FUND

                             MANAGEMENT INFORMATION
                                DECEMBER 31, 2001

-------------------------------------------------------------------------------

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 56.

R. S. (DICK) HARRISON, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Retired; Baldwin Piano & Organ Company, Chairman from 1984 to 1997 and Director from 1994 to 1997; Director of Anderson Bank of Cincinnati, OH. Age 70.

JAMES E. SCHWAB, XTEK, Inc., 11451 Reading Road, Cincinnati, Ohio 45241; Trustee of The Gateway Trust since December 1998; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); XTEK, Inc. (manufacturing company), President since November 1995. Age 58.

THE FOLLOWING PROVIDES INFORMATION REGARDING THE TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. HE IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc. Age 57.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller, since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President/Financial Reporting Manager from December 1993 to December 1999. Age 39.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 43.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since 1997 and Trustee of The Gateway Trust since December 1998; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since October 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., President since 1995. Age 37.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 42.

(*) As of December 31, 2001, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge upon request, by calling 800.354.6339.